UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2007
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	7/05/2007
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

American International Group	COMMON STOCK 026874107	100,840	1,439,959	X		  832,137	  607,822
Automatic Data Processing, Inc.	COMMON STOCK 053015103	212,355	4,381,155	X		2,591,756	1,789,399
Coca Cola Company		COMMON STOCK 191216100	105,548	2,017,741	X		1,191,996	  825,745
Colgate Palmolive Co.		COMMON STOCK 194162103	129,320	1,994,140	X		1,212,745	  781,395
Costco Wholesale Corp.		COMMON STOCK 22160K105	111,533	1,905,892	X		1,101,852	  804,040
Ebay Inc.			COMMON STOCK 278642103	105,944	3,292,246	X		1,916,716	1,375,530
Electronic Arts Inc.		COMMON STOCK 285512109	105,043	2,219,850	X		1,324,045	  895,805
FedEx Corp.			COMMON STOCK 31428x106	130,375	1,174,863	X		  730,373	  444,490
General Electric Co.		COMMON STOCK 369604103	217,664	5,686,115	X		3,361,926	2,324,189
Genzyme Corp.			COMMON STOCK 372917104	185,087	2,874,021	X		1,680,446	1,193,575
Johnson & Johnson		COMMON STOCK 478160104	137,397	2,229,748	X		1,311,832	  917,916
Lowes Co. Inc.			COMMON STOCK 548661107	136,953	4,462,470	X		2,585,680	1,876,790
Medtronic Inc.			COMMON STOCK 585055106	137,900	2,659,074	X		1,521,665	1,137,409
Microsoft Corp.			COMMON STOCK 594918104	166,556	5,651,709	X		3,245,284	2,406,425
Pepsico Inc.			COMMON STOCK 713448108	173,495	2,675,331	X		1,570,096	1,105,235
Procter & Gamble Co.		COMMON STOCK 742718109	171,683	2,805,741	X		1,629,159	1,176,582
Qualcomm Inc.			COMMON STOCK 747525103	135,926	3,132,659	X		1,829,279	1,303,380
SAP AG ADR			COMMON STOCK 803054204	 89,918	1,760,685	X		1,057,385	  703,300
Staples Inc.			COMMON STOCK 855030102	170,089	7,167,663	X		4,136,763	3,030,900
Starbucks Corporation		COMMON STOCK 855244109	102,430	3,903,565	X		2,386,735	1,516,830
State Street Corp.		COMMON STOCK 857477103	137,683	2,012,914	X		1,176,068	  836,846
Stryker Corp.			COMMON STOCK 863667101	100,015	1,585,273	X		  916,703	  668,570
Sysco Corp. 			COMMON STOCK 871829107	135,928	4,120,284	X		2,396,194	1,724,090
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	150,468	3,647,721	X		2,151,716	1,496,005
Whole Foods Market Inc.		COMMON STOCK 966837106	101,277	2,644,310	X		1,536,215	1,108,095


Total						      3,451,427


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